Government Fees And Other Taxes (Tables)	12 Months Ended
Mar. 31, 2024
Government Fees And Other Taxes [Abstract]
Schedule of Government Fees and Other Taxes	Government fees and other taxes consist of:
	Years ended March 31,
	2024	2023
Government fees	$61	$69
Other taxes	2,580	2,319
	$2,641	$2,388